Basis of preparation and significant accounting policies	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and significant accounting policies

1	Basis of preparation and significant accounting policies

(a)    Compliance with International Financial Reporting Standards
The condensed consolidated interim financial statements of HSBC Bank plc (‘the bank’) and its subsidiaries (together ‘the group’) have been prepared on the basis of the policies set out in the 2021 annual financial statements and in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in the group’s financial position and performance since the end of 2021.
These financial statements should be read in conjunction with the registration statement on Form 20-F which were prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These financial statements were also prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 30 June 2022, there were no unendorsed standards effective for the half-year to 30 June 2022 affecting these financial statements, and there was no difference between IFRSs adopted by the UK, IFRSs as adopted by the EU and IFRSs issued by the IASB in terms of their application to the group.
Standards applied during the half-year to 30 June 2022
There were no new standards or amendments to standards that had an effect on these interim condensed financial statements.
(b)    Use of estimates and judgements
Management believes that the group’s critical accounting estimates and judgements are those which relate to impairment of amortised cost and FVOCI financial assets, impairment of investments in subsidiaries, the valuation of financial instruments, deferred tax assets, provisions for liabilities and the present value of in-force long-term insurance business. Apart from estimates relating to ECL impairment, there were no material changes in the current period to any of the other critical accounting estimates and judgements disclosed in 2021, which are stated on pages F-12 to F-23 of the registration statement on Form 20-F.
(c)    Composition of the group
There were no material changes in the composition of the group in the half-year to 30 June 2022. For further details of future business disposals see Note 11 ‘Business disposals’.
(d)    Future accounting developments
IFRS 17 ‘Insurance Contracts’ was issued in May 2017, with amendments to the standard issued in June 2020, and December 2021. It has been adopted in its entirety for use in the UK. IFRS 17 has been adopted by the EU subject to certain optional exemptions, except for the December 2021 amendments which are pending adoption.
The standard sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. Following the amendments, IFRS 17 will be effective from 1 January 2023. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard are still developing. Therefore, the likely impact of its implementation remains uncertain. However, compared with the Group’s current accounting policy for insurance, there will be no present value of in-force long-term insurance business (‘PVIF‘) asset recognised. Instead, the estimated future profit will be included in the measurement of the insurance contract liability as the contractual service margin and gradually recognised in revenue as services are provided over the duration of the insurance contract.
(e)    Going concern
The financial statements are prepared on a going concern basis as the Directors are satisfied that the group and parent company have the resources to continue in business for the next 12 months after the signing date and for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include internal stress tests incorporating PRA scenarios, as well as considering potential impacts from the strategic review and other top and emerging risks and the related impact on profitability, capital and liquidity.
(f)    Accounting policies
The accounting policies applied by the group for these interim condensed consolidated financial statements are consistent with those described on pages F-12 to F-23 of the registration statement on Form 20-F, as are the methods of computation.